Capital and reserves - Earnings (Loss) per share (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital and reserves
Profit (loss) attributable to ordinary shareholders used to calculate basic and diluted earnings per share	$ (2,695.6)	$ 4,619.4	$ 4,640.3
Number of outstanding shares at the beginning of the period used to calculate basic earnings per share	120,149,921	119,910,688	100,000,000
Effect of shares issued			13,712,329
Effect of share options	63,110	101,687	1,393,175
Weighted average number of ordinary shares used to calculate basic earnings per share	120,213,031	120,012,375	115,105,504
Effect of share options		432,514	3,828,219
Weighted average number of ordinary shares used to calculate diluted earnings per share	120,213,031	120,444,889	118,933,723